BORROWINGS	12 Months Ended
Dec. 31, 2013
BORROWINGS
BORROWINGS

15. BORROWINGS

Total borrowings as of December 31, 2012 and 2013 consist of:

	December 31,
	2012	2013
	US$	US$
Short-term:
Secured	21,676	11,973
Long-term:
Current portion, secured	35,537	38,337
Non-current, secured	212,970	211,723
Total borrowings	270,183	262,033

The short-term loans outstanding as of December 31, 2012 represent RMB denominated loans of US$5,823, US$3,818, US$795, US$4,773, US$2,243, US$1,101 and US$623 for Jinling, Wangkeng, Yingchuan, Ruiyang, Zhougongyuan, Binglangjiang and Hengda, respectively, and US$ denominated loans of US$2,500 obtained from financial institutions. These loans are due for settlement in 2013. The short-term loans for Jinling of US$2,386 were obtained from Agricultural Bank of China with annual interest rates between 7.20% and 7.80% and were guaranteed by Wangkeng, and US$3,437 were obtained from Agricultural Bank of China with annual interest rates between 7.80% and 8.528% and were secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Wangkeng of US$3,818 was obtained from Industrial Bank of Fujian with an annual interest rate of 8.7% and was guaranteed by Pingnan County Yuanping Hydroelectric Co., Ltd. The short-term loan for Yingchuan of US$795 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 9.60% and was guaranteed by Wuliting. The short-term loan for Ruiyang of US$1,591 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 15%, and was secured by the pledge of the property, plant and equipment of Zhougongyuan and guaranteed by Yingchuan; and US$3,182 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 18%, and was secured by the pledge of the property, plant and equipment of Jiulongshan and guaranteed by Wuliting. The short-term loan for Zhougongyuan of US$2,243 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 5.40% and was secured by the pledge of a certificate of deposit of Zhougongyuan. The short-term loan for Binglangjiang of US$1,101 was obtained from Construction Bank of China with an annual interest rate of 7% and was secured by the pledge of proceeds from the future electricity sales of Binglangjiang. The short-term loan for Hengda of US$623 was obtained from Agricultural Bank of China with an annual interest rate of 6.29% and was secured by the pledge of notes receivable with a face amount of US$636. The short-term loan for CHC HK of US$2,500 was obtained from Bank of China with an annual interest rate of 4.64% and was secured by the pledge of a certificate of deposit of Fujian Huabang.

The short-term loans outstanding as of December 31, 2013 represent RMB denominated loans of US$3,280, US$3,773, US$3,280, and US$1,640 for Jinling, Wangkeng, Wuliting and Binglangjiang, respectively, obtained from financial institutions. These loans are due for settlement in 2014. The short-term loans for Jinling of US$3,280 were obtained from Agricultural Bank of China with an annual interest rate of 8.4% and were secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Wangkeng of US$3,773 was obtained from Industrial Bank of Fujian with an annual interest rate of 8.4% and was guaranteed by Fujian Huabang. The short-term loan for Wuliting of US$3,280 was obtained from Zhejiang Chouzhou Commercial Bank with an annual interest rate of 10.80%, and was guaranteed by Yingchuan and secured by the pledge of the property, plant and equipment, and management rights of Wuliting. The short-term loan for Binglangjiang of US$1,640 was obtained from Agricultural Bank of China with an annual interest rate of 7.80% and was secured by the pledge of the property, plant and equipment of Binglangjiang. As of December 31, 2013, Wangkeng was in violation of certain debt covenant provisions relating to the use of funds. Pursuant to the loan agreement, the financial institution has the right to charge penalties at the stated interest rate of the loan. As the loan was obtained on December 25, 2013, the amount of accrued penalties was insignificant for the year ended December 31, 2013.

The long-term loans of US$248,507 outstanding as of December 31, 2012 relate to RMB denominated loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Liyuan, Jinling and its subsidiaries from financial institutions. The loan balances of Yingchuan that were not in compliance with certain debt covenants as of December 31, 2011 were fully settled during the year ended December 31, 2012.

The long-term loans of US$250,060 outstanding as of December 31, 2013 relate to RMB denominated loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Dazhaihe, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Liyuan, Jinlong, Jinwei and Jintang from financial institutions.

The interest rates on these long-term loans are variable based on the benchmark rate published by the People’s Bank of China each year. The weighted average interest rate on the long-term loans for the years ended December 31, 2012 and 2013 was 6.96% and 6.88%, respectively. The long-term loans are due from 2014 to 2027 and are secured by the following:

(a) Corporate guarantee by thirdparties and related parties

Long-term loans amounting to US$17,278 and US$6,069 as of December 31, 2012 and 2013, respectively, were guaranteed by the following third parties:

	December 31,
	2012	2013
	US$	US$
Guaranteed by:
Guangsha Construction Group Co., Ltd.	10,119	6,069
Fujian Taiyu Investment (Group) Co., Ltd.	7,159	—
	17,278	6,069

Long-term loans amounting to US$10,978 and US$39,446 as of December 31, 2012 and 2013, respectively, were guaranteed by the following related parties:

	December 31,
	2012	2013
	US$	US$
Guaranteed by:
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.	4,455	3,936
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youxin Hydropower Development Co., Ltd.	6,523	—
Sanming Youxin Electricity Co., Ltd., Fujian Huabang Hydroelectric Investment Co., Ltd.	—	35,510
	10,978	39,446

(b) Pledge of property, plant and equipment

As of December 31, 2012, long-term loans of US$237,752 were secured by the pledge of the property, plant and equipment in the amount of US$564,563 of Binglangjiang, Liyuan, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Jinlong, Jinwei and Jintang.

As of December 31, 2013, long-term loans of US$224,310 were secured by the pledge of the property, plant and equipment in the amount of US$567,035 of Binglangjiang, Liyuan, Hengda, Xineng, Xiaopengzu, Dazhaihe, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Jinling, Jinlong, Jinwei and Jintang.

(c) Pledge of proceeds from future electricity sales

As of December 31, 2012, long-term loans of US$171,740 were secured by the proceeds from future electricity sales of Hengda, Xineng, Xiaopengzu, Wuliting, Zhougongyuan, Jiulongshan, Ruiyang, Yingchuan, Shapulong, Wangkeng, Jinling, Jinlong and Liyuan.

As of December 31, 2013, long-term loans of US$172,838 were secured by the proceeds from future electricity sales of Hengda, Xineng, Xiaopengzu, Dazhaihe, Binglangjiang, Wuliting, Zhougongyuan, Jiulongshan, Ruiyang, Yingchuan, Shapulong, Wangkeng, Jintang, Jinwei, Jinlong and Liyuan.

(d) Pledge of equity interest

As of December 31, 2012, long-term loans of US$20,683 and US$6,431 were secured by the pledge of the Company’s equity interest in Wuliting and Liyuan, respectively.  As of December 31, 2013, long-term loans of US$20,502, US$4,277 and US$3,936 were secured by the pledge of the Company’s equity interest in Wuliting, Liyuan and Dazhaihe, respectively.

Maturities of long-term loans for the five years succeeding December 31, 2013 are as follows:

US$
2014	38,337
2015	33,835
2016	34,071
2017	33,026
2018	27,532
Thereafter	83,259
250,060